Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending: October 31, 2017

SRC Class Total	SRC Remittances During Month Collected: $1,441,188.20 Remitted: $1,453,206.30*

*Includes $64,269.02 collected in September and remitted in October. Difference between total collected and total remitted amount reflects $52,250.92 collected in October and remitted in November.
$9,077.07 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 16th day of November, 2017.
ENTERGY ARKANSAS, INC., as Servicer
By_/s/ Stacey Lousteau_

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending: November 30, 2017

SRC Class Total	SRC Remittances During Month Collected: $1,173,218.42 Remitted: $1,176,711.68*

*Includes $52,250.92 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $48,757.66 collected in November and remitted in December.
$7,784.33 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 14th day of December, 2017.
ENTERGY ARKANSAS, INC., as Servicer
By__/s/ Stacey Lousteau___

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending: December 31, 2017

SRC Class Total	SRC Remittances During Month Collected: $1,071,462.53 Remitted: $1,069,790.74*
*Includes $48,757.66 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $50,429.45 collected in December and remitted in January.
$7,466.47 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 23rd day of January, 2018.
ENTERGY ARKANSAS, INC., as Servicer
By /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending: January 31, 2018

SRC Class Total	SRC Remittances During Month Collected: $1,253,320.72 Remitted: $1,244,022.67*
* Includes $50,429.45 collected in December 2017 and remitted in January 2018. Difference between total collected and total remitted amount reflects $59,727.50 collected in January and remitted in February.
$7,251.52 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 15th day of February, 2018.

ENTERGY ARKANSAS, INC., as Servicer
By /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending: February 28, 2018

SRC Class Total	SRC Remittances During Month Collected: $1,430,205.46 Remitted: $1,404,567.39*
*Includes $59,727.50 collected in January and remitted in February. Difference between total collected and total remitted amount reflects $85,365.57 collected in February and remitted in March.
$7,064.08 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 13th day of March, 2018.
ENTERGY ARKANSAS, INC., as Servicer
By__Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending: March 31, 2018

SRC Class Total	SRC Remittances During Month Collected: $1,475,700.42 Remitted: $1,482,871.47*

*Includes $85,365.57 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $78,194.52 collected in March and remitted in April.
$7,357.75 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 18th day of April, 2018.

ENTERGY ARKANSAS, INC., as Servicer
By_/s/ Steven C. McNeal

Name: Steven C. McNeal
Title: Vice President and Treasurer